Financial instruments - Summary of Information Relating to Derecognized Equity Instruments Measured at Fair Value Through Other Comprehensive Income by Way of Sale (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information Realting to Equity Instruments Measured to Fair Value Through Other Comphrehensive Income Derecognized Explanatory [Abstract]
Fair value at derecognition		¥ 11,015	¥ 2,644
Cumulative amount recognized in other comprehensive income, net of tax	[1]	5,784	(6,085)
Dividend received		¥ 70	¥ 5

[1]	The cumulative amount recognized in other comprehensive income, net of tax was transferred to retained earnings upon derecognition of the equity instruments.